Financial assets at fair value through profit or loss - Summary of exposure to (reverse) repurchase agreements (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 152,486	€ 137,580
Financial liabilities at fair value through profit or loss	93,524	86,900
Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	119,502	79,675
Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	60,629	43,723
Financial liabilities designated as at fair value through profit or loss | Deposits from banks | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	1,710	33
Financial liabilities designated as at fair value through profit or loss | Customer deposits | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	4,085	1
Financial liabilities designated as at fair value through profit or loss | Funds entrusted designated and measured at fair value through profit or loss | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	54,801	38,420
Trading liabilities, funds on deposit | Trading liabilities, funds on deposit | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	32	5,269
Loans and receivables mandatorily measured at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	86,227	68,782
Loans and receivables mandatorily measured at fair value through profit or loss | Loans and advances to banks | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	35,200	10,777
Loans and receivables mandatorily measured at fair value through profit or loss | Loans and advances to customers | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,324	3,471
Trading assets, loans and receivables | Trading assets, loans and receivables | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,392	12,033
Financial assets mandatorily at FVPL | Loans and receivables mandatorily measured at fair value through profit or loss | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 77,586	€ 53,393